Average Annual Total Returns - Class A C and IS shares - Federated Hermes Prudent Bear Fund	A 1 Year	A 5 Years	A 10 Years	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	C 1 Year	C 5 Years	C 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	Standard & Poor's 500 Index(reflects no deduction for fees, expenses or taxes) 1 Year		Standard & Poor's 500 Index(reflects no deduction for fees, expenses or taxes) 5 Years		Standard & Poor's 500 Index(reflects no deduction for fees, expenses or taxes) 10 Years		S&P 500 Inverse Daily Index(reflects no deduction for fees, expenses or taxes) 1 Year		S&P 500 Inverse Daily Index(reflects no deduction for fees, expenses or taxes) 5 Years		S&P 500 Inverse Daily Index(reflects no deduction for fees, expenses or taxes) 10 Years		Morningstar Bear Market Funds Average 1 Year		Morningstar Bear Market Funds Average 5 Years		Morningstar Bear Market Funds Average 10 Years
Total	(24.36%)	(13.09%)	(14.71%)	(24.54%)	(13.14%)	(14.73%)	(14.42%)	(9.26%)	(8.92%)	(21.43%)	(12.81%)	(14.87%)	(19.78%)	(11.94%)	(14.02%)	31.49%	[1]	11.70%	[1]	13.56%	[1]	(21.83%)	[2]	(10.07%)	[2]	(12.73%)	[2]	(30.13%)	[3]	(17.61%)	[3]	(20.77%)	[3]

[1]	The Standard & Poor’s 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
[2]	The S&P 500 Inverse Daily Index is designed to provide the inverse performance of the Standard & Poor’s 500 Index, representing a short position in the index.
[3]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.